Income taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statements [Line Items]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		¥ 1,117,684	¥ 1,122,164
Statutory tax rate		31.50%	31.50%	31.50%
Undistributed earnings		¥ 6,678,168	¥ 6,002,407
Deferred tax expense (income) recognised in profit or loss		61,544
Remeasurement gain for the pre-owned equity interest		116,939
Deferred tax assets		559,284	499,550
Deferred tax liabilities		175,228	166,424
Tax expense (income)		313,839	288,168	¥ 262,723
Increase decrease in tax expenses from repayment of capital from a subsidiary		48,373
Increase decrease in tax expenses from dissolution of a subsidiary		35,278
Country of domicile [member]
Statements [Line Items]
Tax expense (income)		120,578	169,821	157,745
Foreign countries [member]
Statements [Line Items]
Tax expense (income)		¥ 193,261	118,347	¥ 104,978
Unused tax credits [member]
Statements [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits		As of March 31, 2024 and 2025, the expected expiration period of the tax credit carryforwards for which no deferred tax asset is recognized was mostly within 5 years.
Undistributed Earnings Of Foreign Subsidiaries And Corporate Joint Ventures [Member]
Statements [Line Items]
Undistributed earnings		¥ 17,883	17,955
Unrealised foreign exchange gains (losses) [member]
Statements [Line Items]
Deferred tax assets		173,711	275,810
Deferred tax liabilities		¥ 1,047,225	¥ 1,228,503
Change of applicable tax rate [member]
Statements [Line Items]
Statutory tax rate	32.30%